Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000072955 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	109.50%
C000072955 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000072955 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
C000002897 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	109.50%
C000002897 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002897 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)
C000072954 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	109.50%
C000072954 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000072954 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(9.90%)